S-K 1604, De-SPAC Transaction	Oct. 02, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

On June 7, 2026, the board of directors (the “Inflection Point Board”) of Inflection Point Acquisition Corp. VI, a Cayman Islands exempted company (“Inflection Point”), unanimously approved the Business Combination Agreement, dated as of June 8, 2026 (the “Signing Date”), by and among Inflection Point, IPFX PubCo, Inc., a Delaware corporation and direct, wholly owned subsidiary of Inflection Point (“PubCo”), IPFX Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of PubCo (“Merger Sub”) and Quantum Space, LLC, a Delaware limited liability company (referred to herein prior to the Business Combination, as “Quantum Space” and subsequent to the Business Combination, as “Quantum Space OpCo”) (as it may be amended, restated, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), pursuant to which, among other things and subject to the terms and conditions therein, as a single continuous transaction: (1) Inflection Point will, as an intermediate and transitory step in the business combination transaction, change its jurisdiction of incorporation by deregistering from the Register of Companies in the Cayman Islands as a Cayman Islands exempted company by way of continuation out of the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication,” and Inflection Point after the Domestication, “Post-Domestication Inflection Point”), (2) following the Domestication, Merger Sub will merge with and into Post-Domestication Inflection Point, with Post-Domestication Inflection Point surviving the merger as a wholly-owned subsidiary of PubCo (the “Merger”), (3) Quantum Space will complete a recapitalization whereby all outstanding equity securities of Quantum Space, other than the Series B convertible preferred units of Quantum Space (the “Pre-Funded Preferred Units”) and the warrants (the “Pre-Funded Warrants”) to purchase common units of Quantum Space issued to the Pre-Funded PIPE Investors (as defined below) in the Series B Investment (as defined below), will be converted or exchanged into common units of Quantum Space (the “Quantum Space Common Units”) and (4) the other transactions contemplated by the Business Combination Agreement and documents related thereto will be consummated, resulting in a combined company whereby Quantum Space OpCo will become a subsidiary of Post-Domestication Inflection Point, in an umbrella partnership C corporation (“Up-C”) structure, in which substantially all of the assets and the business of the combined company will be held by Quantum Space OpCo and its subsidiaries (such transactions, together with the Merger and the Domestication, the “Business Combination” and the closing of the Business Combination, the “Closing”). In connection with the Business Combination, PubCo will change its name to “Quantum Space, Inc.” (such company after the Closing, “New Quantum Space”). A copy of the Business Combination Agreement is attached to the accompanying proxy statement/prospectus as Annex A.

Subject to the satisfaction or waiver of the conditions of the Business Combination Agreement, including approval of Inflection Point’s shareholders, (a) immediately prior to the Domestication, pursuant to that certain Sponsor Support Agreement, dated as of June 8, 2026 (the “Sponsor Support Agreement”), by and among Inflection Point, Quantum Space, Inflection Point Holdings VI LLC, a Delaware limited liability company (the “Sponsor”), and Inflection Point Fund I, LP, a Delaware limited partnership (“Inflection Point Fund”), the holders of the Class B ordinary shares of Inflection Point, par value $0.0001 per share (each, a “Founder Share” or “Inflection Point Class B Share,” and the holders, the “Inflection Point Class B Shareholders”), will elect to convert each Founder Share, on a one-for-one basis, into a Class A ordinary share of Inflection Point, par value $0.0001 per share (each, an “Inflection Point Class A Share” and together with the Founder Shares, the “Inflection Point Ordinary Shares”) (the “Sponsor Share Conversion”); (b) in connection with the Domestication, (i) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of Post-Domestication Inflection Point (the “Post-Domestication Inflection Point Common Stock”); (ii) each

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]

Pursuant to the Business Combination Agreement, the aggregate consideration (the “Aggregate Consideration”) to be paid to the holders of securities of Quantum Space (the “Quantum Space Equity Holders”) (other than the holders of the Pre-Funded Preferred Units and the Pre-Funded Warrants in respect of those securities) in respect of the transactions contemplated by the Business Combination, a number of Quantum Space Common Units and shares of New Quantum Space Class A Common Stock equal, in the aggregate, to the quotient of (a) $600,000,000, divided by (b) the per-share redemption price applicable to an Inflection Point Class A Share elected to be redeemed, as calculated in accordance with the Investment Management Trust Agreement dated as of March 26, 2026, by and between Inflection Point and Continental Stock Transfer & Trust Company, and Inflection Point’s amended and restated memorandum and articles of association. For the avoidance of doubt, the paired non-economic voting shares of Class B-1 common stock of PubCo (the “New Quantum Space Class B-1 Common Stock”) and Class B-2 common stock of PubCo (the “New Quantum Space Class B-2 Common Stock”) purchased by Up-C Sellers (as defined in the Business Combination Agreement) shall not constitute Aggregate Consideration.

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC, Material Terms, Prospectus Summary [Text Block]

Background and Material Terms of the Business Combination

Inflection Point is a special purpose acquisition company that was incorporated on September 12, 2025, as a Cayman Islands exempted company formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Inflection Point’s management surveyed the landscape of potential acquisition opportunities for acquisition targets. From the time of Inflection Point’s IPO to May 2026 when Inflection Point entered into a letter of intent with Quantum Space, Inflection Point reviewed more than thirteen acquisition opportunities, executed approximately eight non-disclosure agreements and delivered three initial draft letters of intent. Inflection Point management ultimately decided not to pursue such alternate targets and instead focus its efforts on Quantum Space. The terms of the Business Combination Agreement are the result of negotiations between the representatives of Inflection Point and Quantum Space, which occurred between May and June 2026. For more information, see “Proposal No. 1 — The Business Combination Proposal — Background of the Business Combination.”

De-SPAC, Board Determination, Prospectus Summary [Text Block]

Inflection Point Board’s Reasons for the Approval of the Business Combination

Before reaching their respective unanimous decisions on June 7, 2026, the Audit Committee and the Inflection Point Board consulted with its management team, legal counsel and other advisors. The Audit Committee and the Inflection Point Board considered a variety of factors in connection with its evaluation of the Business Combination in approving and recommending the transaction to the Inflection Point shareholders. In light of the complexity of those factors, the Audit Committee and the Inflection Point Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Different individual members of the Audit Committee and the Inflection Point Board may have given different weight to different factors in their evaluation of the Business Combination.

Further, the prospectus for the IPO identified the general criteria and guidelines that Inflection Point believed would be important in evaluating prospective target businesses, although Inflection Point also indicated it may enter into a business combination with a target business that does not meet these criteria or guidelines. The Inflection Point Board considered these criteria in their evaluation of Quantum Space, which include (i) Quantum Space’s management team, (ii) Quantum Space’s business, (iii) Quantum Space’s valuation and projected financial performance, (iv) review of other business combination opportunities reasonably available to Inflection Point, (v) the investment in Quantum Space pursuant to the Pre-Funded SPAs and Series A SPAs, (vi) Quantum Space stockholders’ retained interest, and (vii) review of selected public and private companies. The Inflection Point Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including its strong and experienced management team, defensible market position, unique product offering and valuation. The Inflection Point Board also reviewed the financial analysis and opinion of Newbridge to the effect that, as of June 6, 2026, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Aggregate Consideration to be paid by Inflection Point in the Business Combination was fair, from a financial point of view, to the Inflection Point Unaffiliated Shareholders and (ii) whether the Business Combination has an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Inflection Point Board also considered the potential detriments of the Business Combination to Quantum Space, including Quantum Space’s limited operating history, regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to Inflection Point if the Business Combination is not achieved, including the risk that it may result in Inflection Point being unable to complete a business combination and force Inflection Point to liquidate.

De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

Dilution

The following table presents the net tangible book value per share under each of (i) the No Redemption Scenario, (ii) the 50% Redemption Scenario and (iii) the Maximum Redemption Scenario assuming various sources of material probable dilution (but excluding the effects of the Business Combination transaction itself).

(in thousands, except share and per share amounts)	No Redemption Scenario(1)	50% Redemption Scenario(2)	Maximum Redemption Scenario(3)
IPO offering price per share	$10.00	$10.00	$10.00
Net Tangible Book Value as of June 30, 2026, as adjusted(4)	$466,308	$341,872	$219,582
As adjusted shares(5)	53,733,327	41,083,327	28,433,327
Net tangible book value per share	$8.68	$8.32	$7.72
Dilution per share to Public Shareholders	$1.32	$1.68	$2.28

____________

(1)      Assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account, which is a redemption scenario that could occur.

(2)      Assumes that holders of 50% of the Public Shares, 12,650,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $127.4 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.

(3)      Assumes that holders of 100% of the Public Shares, 25,300,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $254.8 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.

(4)      See table below for reconciliation of net tangible book value, as adjusted.

(5)      See table below for reconciliation of as adjusted shares.

The following table illustrates the as adjusted net tangible book value to the Inflection Point Ordinary Shareholders and net increase or decrease in net tangible book value to the Inflection Point Ordinary Shareholders as a result of transaction costs, funds released from the Trust Account at the Closing and the Closing PIPE Investments.

(in thousands, except share and per share amounts)	No Redemption Scenario(1)	50% Redemption Scenario(2)	Maximum Redemption Scenario(3)
Numerator adjustments
Net Tangible Book Value	$(10,863)	$(10,863)	$(10,863)
Anticipated transaction expenses(4)	$(17,600)	$(17,600)	$(17,600)
Closing PIPE Investment proceeds	$240,000	$240,000	$240,000
Reduction in Deferred Underwriting Fees(5)	$—	2,949	8,045
Funds Released from Trust Account	$254,771	$127,386	$—
Net Tangible Book Value as of June 30, 2026, as adjusted	$466,308	$341,872	$219,582
Denominator adjustments
Inflection Point Public Shareholders	25,300,000	12,650,000	—
Sponsor	8,433,333	8,433,333	8,433,333
Closing PIPE Investors(6)	19,999,994	19,999,994	19,999,994
As adjusted Inflection Point shares outstanding	53,733,327	41,083,327	28,433,327

____________

(1)      Assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account, which is a redemption scenario that could occur.

(2)      Assumes that holders of 50% of the Public Shares, 12,650,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $127.4 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.

(3)      Assumes that holders of 100% of the Public Shares, 25,300,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $254.8 million (based on the estimated per-share redemption price of approximately $10.07 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.

(4)      Assumes $17,600,000 of transaction expenses excluding deferred underwriting fees.

(5)      Reflects the reduction of deferred underwriting fees that reduce net tangible book value to $9,095,542 in the 50% Redemptions Scenario and to $4,000,000 in the Maximum Redemptions Scenario.

(6)      Consists of 19,999,994 shares of Series A Preferred Stock to be issued pursuant to the Series A SPAs.